Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock ETF Trust
iShares Health Innovation Active ETF
(the “Fund”)
Supplement dated February 23, 2026 to the Summary Prospectus and the
Prospectus of the Fund, each dated November 28, 2025, as amended or supplemented to date
Effective February 24, 2026, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The section of the Summary Prospectus and the Prospectus entitled “Summary of Principal Risks” is amended to add the following:
Focus Risk. Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers.

iShares Health Innovation Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock ETF Trust
iShares Health Innovation Active ETF
(the “Fund”)
Supplement dated February 23, 2026 to the Summary Prospectus and the
Prospectus of the Fund, each dated November 28, 2025, as amended or supplemented to date
Effective February 24, 2026, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The section of the Summary Prospectus and the Prospectus entitled “Summary of Principal Risks” is amended to add the following:
Focus Risk. Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers.